Stockholders' Equity (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	22.50%	[1]
Expected Dividend Yield	0.00%
Expected Life (Term)	2 years 6 months	[2]
Risk-Free Interest Rate	0.39%
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility Rate, Minimum	21.00%	[3]	39.00%	[3]
Expected Volatility Rate, Maximum	22.00%	[3]	40.00%	[3]
Expected Dividend Yield	0.00%		0.00%
Risk-Free Interest Rate, Minimum	0.21%		0.70%
Risk-Free Interest Rate, Maximum	0.39%		0.80%
Minimum [Member] | Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Life (Term)	1 year	[4]	4 years	[4]
Maximum [Member] | Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Life (Term)	3 years	[4]	5 years	[4]

[1]	Due to the Company’s limited trading activity, the Company used the average volatility of similar companies in its industry.
[2]	Due to the Company’s limited history, the expected life of options was calculated using the ‘simplified method’ in accordance with Staff Accounting Bulletin (“SAB”) Topic 14.02 in accordance with SAB No. 110.
[3]	Due to the Company’s limited trading activity, the Company used the average volatility of companies in its industry.
[4]	Due to the Company’s limited history, the expected life of options was calculated using the ‘simplified method’ in accordance SAB Topic 14.02 in accordance with SAB No. 110.